Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

900 North Michigan Avenue, Suite 1100

Chicago, IL 60611

August 4, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

File Nos. 333-189636 and 811-22353

Sir or Madam:

On behalf of Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus with respect to the Registrant does not differ from that filed in the most recent post-effective amendment, which was filed electronically with the Commission on July 29, 2014. Please direct any inquiries regarding this filing to Girish Kashyap, Chief Legal Officer, Chief Compliance Officer, Vice President and Secretary, at (312) 506-6695.

Very truly yours,

/s/ Scott J. Lederman
Scott J. Lederman Director, Chief Executive Officer and President

cc:     George J. Zornada, Esq.